Prepaid land use rights (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Prepaid land use rights
Land use rights, minimum lease term	40 years
Land use rights, maximum lease term	50 years
Cost	491,638	266,228
Less: accumulated amortization	(32,956)	(20,339)
Current portion of prepaid land use rights (recorded in other current assets)	10,063	5,555
Non-current portion of prepaid land use rights	448,619	240,334
Net	458,682	245,889